Schedule of assumptions used in determining the fair value convertible note (Details)	9 Months Ended
Sep. 30, 2024 Integer
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	3.81
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument, measurement input	37.42
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term	1 year 4 months 24 days